INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2024 and 2023 is as follows:

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

	Year Ended
US	June 30, 2024	June 30, 2023
Loss before Income taxes	$(1,874,914)	$(2,790,407)

Taxes under statutory US tax rates	$(393,732)	$(585,986)
Increase (decrease) in valuation allowance	306,682	556,521
Foreign tax rate differential	(55,358)	(60,316)
Prior period adjustment	76,194	81,599
Other	66,214	8,182
Income tax (expense) benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	Year Ended
	June 30, 2024	June 30, 2023
Deferred tax assets
Warrant Derivative Liability	$513,071	$579,544
Accrued Expenses	559,723	478,273
Prepaid Investor Services	551,796	575,021
Non-cash interest	817,536	758,797
Intangibles (Intellectual Property and Patent Cost)	351,144	321,557
Deferred Rent	4,492	4,550
Formation Expense	6,553	6,553
Net Operating Loss carryforward	9,075,029	8,910,874
Gain on extinguishment of debt	97,992	47,393
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	$12,061,364	$11,766,590

Deferred tax liabilities
Research and Development	$(170,435)	$(202,568)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(389,258)	(369,033)
Total deferred tax liabilities	$(599,072)	$(610,980)

Net deferred tax assets	$11,462,292	$11,155,610
Valuation allowance	(11,462,292)	(11,155,610)
Net deferred tax assets	$-	$-